Share Capital - Summary Of Summarizes The Measurement Date Weighted Average Fair Value Of Stock Options Granted (Detail)	12 Months Ended
	Nov. 30, 2019 USD ($) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2019 CAD ($)	Nov. 30, 2018 CAD ($)
Disclosure of classes of share capital [abstract]
Number of options	406,400	251,544
Weighted average grant date fair value	$ 3.69	$ 3.63	$ 4.92	$ 4.63